Offerings - Offering: 1	Jan. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | shares	194.69
Maximum Aggregate Offering Price | $	$ 973,450,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 149,035.2
Offering Note
(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of common stock, par value $0.01 per share, of the Company (the “Common Stock”) as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the GE Aerospace Retirement Savings Plan (the “Plan”). In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate number of interests to be offered or sold pursuant to the Plan.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange, on January 27, 2025.